Long Term Investment (Details) - Schedule of long term investment - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands		CNY (¥)		USD ($)
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of January 1, 2021		¥ 5,000
Additions		129,725
Share of loss in equity method investee		(2,998)
Disposal		(30,000)
Impairment
Balance as of December 31, 2021		101,727
Equity investments accounted for using the equity method [Member]
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of January 1, 2021	[1]
Additions	[1]	75,000
Share of loss in equity method investee	[1]	(2,998)
Disposal	[1]
Impairment	[1]
Balance as of December 31, 2021	[1]	72,002
Cost method investments without readily determinable fair value [Member]
Long Term Investment (Details) - Schedule of long term investment [Line Items]
Balance as of January 1, 2021		5,000	[2]	$ 785
Additions		54,725	[2]	20,356
Share of loss in equity method investee			[2]	(470)
Disposal		(30,000)	[2]	(4,708)
Impairment			[2]
Balance as of December 31, 2021		¥ 29,725	[2]	$ 15,963

[1]	On October 9, 2021, the Company signed an investment agreement to invest up to RMB 150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2021, the Company invested RMB 75,000 into Qingdao LLP and the company had shares of loss of RMB 2,998 for the year ended December 31, 2021. As of December 31, 2021, the Company did not consider there was any facts indicating the fair value of the above investments was less than it carrying value.
[2]	Investments of RMB 5,000 held by the Company as of December 31, 2020 comprised of 1.76% equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the past, the Company hold the equity interest in QS through a LP fund (“Zhengrui”). Through a restructure completed on December 25, 2020, the Company directly owns the equity interest in QS. The Company invested RMB 10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. The Company invested RMB 8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. The Company invested RMB 2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values. The Company invested RMB 3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values. The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021 (Note 17), one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.